Income Taxes (Details 3) (USD $)		0 Months Ended	12 Months Ended										12 Months Ended		12 Months Ended
	Sep. 27, 2013 company	Jun. 20, 2013 2007 Tax Sharing Agreement	Sep. 27, 2013 2007 Tax Sharing Agreement	Sep. 28, 2012 2007 Tax Sharing Agreement	Sep. 30, 2011 2007 Tax Sharing Agreement	Sep. 27, 2013 2012 Tax Sharing Agreement	Sep. 28, 2012 2012 Tax Sharing Agreement	Sep. 27, 2013 Tyco International 2007 Tax Sharing Agreement	Sep. 27, 2013 Tyco International 2012 Tax Sharing Agreement	Sep. 27, 2013 Covidien 2007 Tax Sharing Agreement	Sep. 27, 2013 TE Connectivity 2007 Tax Sharing Agreement	Dec. 28, 2012 TE Connectivity 2007 Tax Sharing Agreement	Sep. 27, 2013 Pentair and ADT	Sep. 27, 2013 Pentair and ADT 2012 Tax Sharing Agreement	Sep. 27, 2013 ADT	Sep. 27, 2013 ADT 2012 Tax Sharing Agreement	Sep. 27, 2013 Pentair	Sep. 27, 2013 Pentair 2012 Tax Sharing Agreement	Sep. 27, 2013 Covidien and TE Connectivity
Tax Sharing Agreements and Other Income Tax Matters
Unrecognized tax benefits that may be resolved in the next twelve months, low end of range	$ 0
Unrecognized tax benefits that may be resolved in the next twelve months, high end of range	30,000,000
Pre - 2012 separation related tax liabilities			175,000,000
Total liability threshold under Tax Sharing Agreement						725,000,000			500,000,000					225,000,000
Tax liability share percentage								27.00%	52.50%	42.00%	31.00%				58.00%	27.50%	42.00%	20.00%
Net cash payment per tax sharing agreement																			16,000,000
Income tax examination, additional taxes owed		883,300,000	883,300,000
Income tax examination, proposed tax penalties		154,000,000	154,000,000
Income tax examination, amount of additional tax deficiency		30,000,000	30,000,000
Income tax examination, amount of disallowed interest and related deductions		2,900,000,000	2,900,000,000
Income tax examination, amount of estimated adverse impact on financial results		6,600,000,000	6,600,000,000
IRS penalties on intercompany stock transfers												21,000,000
Net receivable:
Prepaid expenses and other current assets			0	9,000,000		0	0
Other assets			67,000,000	66,000,000		0	0
Net receivable			67,000,000	75,000,000		0	0
Tax sharing agreement related liabilities
Accrued and other current liabilities			(130,000,000)	(14,000,000)		(33,000,000)	0
Other liabilities			(254,000,000)	(394,000,000)		(36,000,000)	(71,000,000)
Tax sharing agreement related liabilities			(384,000,000)	(408,000,000)		(69,000,000)	(71,000,000)
Net liability			(317,000,000)	(333,000,000)		(69,000,000)	(71,000,000)
(Expense)/income			0	(4,000,000)	(7,000,000)	(32,000,000)	0
Number of companies responsible for issuing shares to employees	3
Charges for estimated allowable deductions for ADT and Pentair shares issued to Company employees													38,000,000
Income from estimated allowable deductions for ADT and Pentair shares issued to Company employees													6,000,000
Other (expense) income from estimated allowable deductions for ADT and Pentair shares issued to Company employees													$ 32,000,000